Note 9 - Commitments and Contingencies - Future Minimum Lease Payments Under Operating Lease (Details) $ in Thousands	Mar. 31, 2017 USD ($)
Year ending December 31, 2017	$ 143
Year ending December 31, 2018	64
Total	$ 207